May 1, 2014

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE: The Dreyfus Socially Responsible Growth Fund, Inc.
 1933 Act File No.: 33-49014
 1940 Act File No.: 811-7044
 CIK No.: 0000890064

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 32 to the Registration Statement, electronically filed with the Securities and Exchange Commission on April 11, 2014.

Please address any comments or questions to my attention at 212-922-7272.

Sincerely,

/s/ Ana Mungo
Ana Mungo
Paralegal